Supplementary Balance Sheet Information - Accounts Payable and Accruals Other (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employees and employee institutions	$ 44,637	$ 35,832
Government departments and agencies	17,760	25,492
Derivative liabilities	1,214	9,619
Accrued expenses	59,627	43,392
Sundry	272	357
Accounts payable and accrued liabilities, net	$ 123,510	$ 114,692